SCHEDULE OF RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Right-of-use Asset
Right-of-use assets	$ 647,150	$ 180,528
Lease liabilities - Current	(264,130)	(179,626)
Lease liabilities – Non-Current	(388,396)	(24,412)
Total	$ (652,526)	$ (204,038)